SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC, and determined there were no material subsequent events which affected, or could affect, the amounts or disclosures in the consolidated financial statements.